OTHER PROVISIONS, CURRENT AND NON-CURRENT - Movements (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movements
Balance at the beginning of the year	$ 69,107,550	$ 62,452,526
Additional provisions	172,801	121,003
Increase (decrease) in existing provisions	4,624,789	17,336,285
Payments	(5,799,209)	(14,977,996)
Reversal of unused provision		3,551,223
Increase (decrease) due to foreign exchange differences	(18,035,658)	624,509
Balance at the end of the year	$ 50,070,273	$ 69,107,550